INCOME TAXES - Summary of principle components of deferred tax assets and deferred taxes liability (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 764,166	¥ 778,837
Net operating loss carrying forwards	641,220	584,693
Transfer of intangible assets	1,171	1,340
Accrued liabilities	1,876	1,876
Total deferred tax assets	1,408,433	1,366,746
Less: valuation allowance	(1,397,121)	(1,351,067)	¥ (1,332,885)	¥ (573,565)
Deferred tax assets, net	11,312	15,679
Deferred tax liabilities
Building and land use right	67,507	69,307
Intangible assets	4,045	4,719
Unrecognized gains of investments	415	481
Total deferred tax liabilities	¥ 71,967	¥ 74,507